Financial Assets - Contractual Maturity Schedule of Held-to-Maturity Securities (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Held-to-maturity securities	[1]	¥ 1,533,753	¥ 1,189,369
Within one year [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		55,370	25,520
After one year but within five years [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		147,786	146,463
After five years but within ten years [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		163,479	206,134
After ten years [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		¥ 1,167,118	¥ 811,252

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.4.